Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 02, 2026	Aug. 28, 2026	Jul. 07, 2026	Apr. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues						$ 950,000
Eos SENOLYTIXS Inc [Member]
Related Party Transaction [Line Items]
Other expenses											$ 235,000	$ 77,000
License payments				$ 83,042
Share Price					$ 3.17	$ 17	$ 0.01		$ 3.17	$ 0.01	$ 0.01
Stock Issued During Period, Value, New Issues									$ 100,000,000
Eos SENOLYTIXS Inc [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
License payments				$ 83,042
Eos SENOLYTIXS Inc [Member] | Subsequent Event [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	23,529	58,823
Share Price		$ 17.00
Stock Issued During Period, Value, New Issues	$ 400,000
Capital commitment percentage	80.00%
Eos SENOLYTIXS Inc [Member] | Subsequent Event [Member] | Common Class A [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	23,529
Eos SENOLYTIXS Inc [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			1,504,629
Eos SENOLYTIXS Inc [Member] | SENOTHERAPEUTIX [Member]
Related Party Transaction [Line Items]
Repayments of Debt					$ 107,022		$ 57,375		$ 432,148	$ 136,050
Eos SENOLYTIXS Inc [Member] | Dr. Slawin [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture			$ 13,000,000
Eos SENOLYTIXS Inc [Member] | Dr. Slawin [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			1,504,629
Share Price			$ 8.64